Label	Element	Value
American Customer Satisfaction ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001540305_SupplementTextBlock
American Customer Satisfaction Core Alpha ETF (ACSI)

(the “Fund”)

May 17, 2018

Supplement to the

Summary Prospectus dated January 31, 2018

and

Prospectus and Statement of Additional Information,

each dated January 31, 2018, as previously supplemented

Effective immediately, the Fund’s name has been changed to “American Customer Satisfaction ETF.” All references in the Summary Prospectus, Prospectus, and Statement of Additional Information to the old name are replaced with the new name.

Please retain this Supplement with your Summary Prospectus, Prospectus,

and Statement of Additional Information for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	American Customer Satisfaction ETF